Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss for basic earnings per share	$ (7,831,230)	$ (6,706,972)
Less change in fair value of warrant liability		3,436,195
Net loss for diluted earnings per share	$ (7,831,230)	$ (10,143,167)
Denominator:
Weighted-average basic common shares outstanding	26,065,765	20,638,421
Assumed conversion of dilutive securities:
Common stock purchase warrants		2,946,523
Denominator for diluted earnings per share - adjusted weighted-average shares	26,065,765	23,584,944
Basic net loss per share	$ (0.30)	$ (0.32)
Diluted net loss per share	$ (0.30)	$ (0.43)